Equity (Summary of Changes in AOCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (9,333)	$ (7,525)	$ (8,334)
Other comprehensive (loss) income, net - Foreign Currency Translation	(516)	620	(1,089)
Amounts reclassified, pretax - Foreign Currency Translation	2	10	0
Tax (benefit) expense reclassified - Foreign Currency Translation	(4)	0
Other Comprehensive Income (Loss), ASU 2016-01 adoption impact on foreign currency translation Arising During Period	0
Other comprehensive (loss) income before reclassifications, net - Pension	(1,736)	78
Amounts reclassified, pretax - Pension	344	529	535
Tax (benefit) expense reclassified - Pension	326	(214)
Other Comprehensive Income (Loss), ASU 2016-01 adoption impact on Defined Benefit Plan Arising During Period	0
Other comprehensive (loss) income before reclassifications, net - AFS Securities	0	3
Amounts reclassified, pretax - AFS Securities	0	566	94
Tax (benefit) expense reclassified - AFS Securities	0	215
Other Comprehensive Income (Loss), ASU 2016-01 adoption impact on Securities Arising During Period	(5)	0	0
Other comprehensive (loss) income before reclassifications, net - Unrealized Hedging (Losses) Gains	(307)	264
Amounts reclassified, pretax - Unrealized Hedging (Losses) Gains	16	39	(171)
Tax (benefit) expense reclassified - Unrealized Hedging (Losses) Gains	78	9
Other Comprehensive Income (Loss), ASU 2016-01 adoption impact on Derivatives Arising During Period	0
Other comprehensive (loss) income before reclassifications, net	(2,529)	885
Amounts reclassified, pretax	(326)	86
Tax (benefit) expense reclassified	400	10
Reclassification from OCI, current period, ASU 2016-01 adoption impact	(5)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(3,442)	(2,950)	(3,480)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(5,718)	(4,652)	(5,045)
Accumulated Net Unrealized Gain (Loss) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	0	5	353
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(173)	72	$ (162)
Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive (loss) income, net - Foreign Currency Translation	$ (486)	540
Sales of significant investments in AFS securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified, pretax - AFS Securities		$ 500